RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with Ship Finance in the six months ended June 30, 2016 and June 30, 2015 are as follows;

(in thousands of $)	2016	2015
Charter hire paid (principal and interest)	48,405	—
Lease interest expense	18,861	—
Contingent rental income	(2,654)	—
Remaining lease obligation	484,828	—

Schedule of net earnings loss from related party companies

(in thousands of $)	2016	2015
Seatankers Management Co. Ltd	3,584	—
Ship Finance International Limited	1,537	—
Golden Ocean Group Limited	7,991	—
Seatankers Management Norge AS	553	—
Arcadia Petroleum Limited	450	—
Seadrill Limited	328	—
Archer Limited	64	—
Deep Sea Supply Plc	78	—
North Atlantic Drilling Ltd	24	—
Frontline companies	—	2,859

Schedule of related party receivables and payables
A summary of balances due from related parties at June 30, 2016 and December 31, 2015 is as follows:

(in thousands of $)	2016	2015
Ship Finance International Limited	2,321	3,356
Seatankers Management Co. Ltd	2,727	1,165
Archer Ltd	64	148
VLCC Chartering Limited	79	102
Golden Ocean Group Limited	3,573	4,099
Seadrill Limited	1,281	859
Deep Sea Supply Plc	100	176
Arcadia Petroleum Limited	39	201
North Atlantic Drilling Limited	202	128
	10,386	10,234

A summary of balances due to related parties at June 30, 2016 and December 31, 2015 is as follows:

(in thousands of $)	2016	2015
Ship Finance International Limited	17,173	23,688
Seatankers Management Co. Ltd	780	569
Seadrill Limited	5	5
Golden Ocean Group Limited	2,262	4,455
Arcadia Petroleum Limited	—	3
	20,220	28,720